CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Disclosure Of Cash Cash Equivalents And Restricted Cash [Abstract]
Restricted cash		$ 1.0
Payment of letter of credit to owner of Las Torres Facility	$ 0.5